1940 Act File No.811-08519

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

    Amendment No.      .....................................

                              FEDERATED CORE TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)



                                   Copies To:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky LLP
                              2101 L. Street, N.W.
                             Washington, D.C. 20037





                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

Items 1, 2, 3 and 5A of Part A are omitted pursuant to Item F.3. of the General Instructions to Form N-1A.

ITEM 4.  GENERAL DESCRIPTION OF REGISTRANT.

Federated Core Trust, a Massachusetts business trust, (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized on August 21, 1996. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities ("Series"). As of the date of this registration statement, the Board of Trustees ("Trustees") has established one diversified Series of the Trust known as High-Yield Bond Portfolio (the "Portfolio").

Beneficial interests in the Portfolio are issued solely in private placement transactions which do not involve any "public offering" within the meaning of
Section 4(2) of the Securities Act of 1933 (the "1933 Act"). Investments in the Portfolio may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

The Portfolio has been created and is managed to provide a convenient vehicle for certain publicly offered funds, for which a subsidiary of Federated Investors serves as investment adviser, and other accredited investors to participate conveniently and economically in the high-yield bond sector of the fixed-income securities market.

INVESTMENT OBJECTIVES AND POLICIES

Investment Objective

The investment objective of the Portfolio is to seek high current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Portfolio will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Investment Policies

Unless stated otherwise, the Trustees can change the investment policies without the approval of shareholders. Shareholders will be notified before any material change becomes effective. The Portfolio endeavors to achieve its objective by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fixed income securities in which the Portfolio intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income.

ACCEPTABLE INVESTMENTS. The Portfolio invests at least 65% of its assets in lower-rated fixed income securities. Under normal circumstances, the Portfolio will not invest more than 10% of the value of its total assets in common equity securities and their equivalents. The fixed income securities in which the Portfolio invests include, but are not limited to:
    o preferred stocks;
    o bonds;
    o debentures;
    o notes;
    o equipment lease certificates; and

    o equipment trust certificates.

The securities in which the Portfolio may invest are generally rated BBB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service ("Fitch") or Baa or lower by Moody's Investors Service, Inc. ("Moody's"), or are not rated but are determined by the Portfolio's investment adviser to be of comparable quality, and may include bonds in default. Securities which are rated BBB or lower by S&P or Fitch or Baa or lower by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than highly rated bonds. A description of the rating categories is contained in the Appendix to this prospectus. There is no lower limit with respect to rating categories for securities in which the Portfolio may invest. See "Investment Risks" below.

FOREIGN SECURITIES. The Portfolio may invest in foreign securities, including foreign securities not publicly traded in the United States, which may include any of the types of securities described above (see "Acceptable Investments"). Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investments in domestic issuers. These considerations include the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social, or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Transaction costs in foreign securities may be higher. The adviser will consider these and other factors before investing in foreign securities and will not make such investments unless, in its opinion, such investments will meet the Portfolio's standards and objectives.

CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS (Preferred Equity Redemption Cumulative Stock, an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Convertible securities rated below investment grade may be subject to some of the same risks as lower-rated bonds.

     TEMPORARY INVESTMENTS. The Portfolio may invest temporarily in cash and short-term obligations for defensive purposes during times of unusual market conditions. Short-term obligations may include:

    o certificates of deposit;

    o commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch and variable rate demand master notes;

    o short-term notes;

    o obligations issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities; and

    o repurchase agreements.

REPURCHASE AGREEMENTS. The Portfolio will engage in repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Portfolio and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Portfolio or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Portfolio, the Portfolio could receive less than the repurchase price on any sale of such securities.

In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Portfolio might be delayed pending court action. The Portfolio believes that, under the regular procedures normally in effect for custody of the Portfolio's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Portfolio and allow retention or disposition of such securities. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Portfolio's adviser to be creditworthy pursuant to guidelines established by the Trustees.

RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may invest in restricted securities. Restricted securities are any securities in which the Portfolio may otherwise invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Portfolio will limit their purchase together with other illiquid securities including non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Portfolio may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets, to broker/dealers, banks, or other institutional borrowers of securities. This is a fundamental policy which may not be changed without shareholder approval. The Portfolio will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Portfolio may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Portfolio purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Portfolio to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Portfolio may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Portfolio may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Portfolio may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT RISKS

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

The corporate debt obligations in which the Portfolio invests are usually not in the three highest rating categories of the nationally recognized statistical rating organizations (AAA, AA, or A for S&P or Fitch, and Aaa, Aa or A for Moody's), but are in the lower rating categories or are unrated but are of comparable quality and are regarded as having predominately speculative characteristics. Lower-rated or unrated bonds are commonly referred to as "junk bonds." There is no minimal acceptable rating for a security to be purchased or held in the Portfolio's portfolio, and the Portfolio may, from to time, purchase or hold securities rated in the lowest rating category and may include bonds in default. A description of the rating categories is contained in the Appendix.

Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the prices or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers in lower-rated securities. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal and income than higher-rated securities.

An economic downturn may adversely affect the value of some lower-rated bonds. Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligation to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of the securities they have issued. As a result of these restructurings, holders of lower-rated securities may receive less principal and interest than they had bargained for at the time such bonds were purchased.

In the event of a restructuring, the Portfolio may bear additional legal or administrative expenses in order to maximize recovery from an issuer.

The Portfolio may, from time to time, own zero coupon bonds or pay-in-kind securities. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity. Pay-in-kind securities make periodic payments in the form of additional securities (as opposed to cash). The price of zero coupon bonds and pay-in-kind securities are generally more sensitive to fluctuations in interest rates than are conventional bonds. Additionally, federal tax law requires that interest on zero coupon bonds and pay-in-kind securities be reported as income to the Portfolio even though the Portfolio received no cash interest until the maturity or payment date of such securities.

Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Portfolio owns a bond which is called, the Portfolio will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Portfolio.

REDUCING RISKS OF LOWER-RATED SECURITIES. The Portfolio's investment adviser believes that the risks of investing in lower-rated securities can be reduced. The professional portfolio management techniques used by the Portfolio to attempt to reduce these risks include:

CREDIT RESEARCH. The Portfolio's investment adviser will perform its own credit analysis in addition to using recognized rating agencies and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The adviser's credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest, or dividend coverage and earnings. In evaluating an issuer, the adviser places special emphasis on the estimated current value of the issuer's assets rather than historical cost.

     DIVERSIFICATION. The Portfolio invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

ECONOMIC ANALYSIS. The Portfolio's adviser will analyze current developments and trends in the economy and in the financial markets. When investing in lower-rated securities, timing and selection are critical, and analysis of the business cycle can be important.

INVESTMENT LIMITATIONS

The Portfolio will not borrow money directly or through reverse repurchase agreements (arrangements in which the Portfolio sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date), or pledge securities except, under certain circumstances, the Portfolio may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Portfolio will not invest more than 15% of its net assets in illiquid securities.

ITEM 5.  MANAGEMENT OF THE TRUST

(a) BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

(b) ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Portfolio are made by Federated Research Corp., the Portfolio's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Portfolio and is responsible for the purchase or sale of portfolio instruments. Federated Research Corp. is located at Federated Investors Tower, Pittsburgh, PA 15222-3779.

     ADVISORY FEES. - The Adviser will provide investment advisory services at no fee.

ADVISER'S BACKGROUND. Federated Research Corp., a Delaware business trust, organized on June 14, 1990, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Portfolio and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Portfolio and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Portfolio's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Portfolio; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

(c) Mark E. Durbiano has been the Portfolio's portfolio manager since inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Portfolio's investment adviser since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of the Portfolio's investment adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

(d) Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Portfolio. Federated Services Company provides these at an annual rate of 0.05% of the average aggregate daily net assets.

(e) Federated Services Company, through its registered transfer agent Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

(f) The expenses of the Trust include the compensation of its Trustees who are not affiliated with the investment managers or Federated Services Company; governmental fees; interest charges; taxes; fees and expenses of independent auditors, of legal counsel and of any transfer agent, custodian, registrar or portfolio accounting agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, interests in the Portfolio.

(g) Not applicable.

ITEM 6.  CAPITAL STOCK AND OTHER SECURITIES

(a) Certificates representing an investor's beneficial interest in the Portfolio will not be issued. Holders of the Trust's shares of beneficial interest will have equal rights to participate in distributions made by the Portfolio, equal rights to the Portfolio's assets upon dissolution and equal voting rights; the Portfolio does not allow cumulative voting. Investors will have no pre-emptive or other right to subscribe to any additional shares of beneficial interest or other securities issued by the Trust. Shares may be redeemed at any time at net asset value with no charge.

(b)  Not applicable

(c)  Not applicable

(d)  Not applicable

(e) Investor inquiries regarding the Trust should be directed to Federated Core Trust, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 (1-800-341-7400).

(f) Dividends on shares of the Portfolio are declared and paid daily.

(g) The Trust intends to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As such, the Trust will distribute all of its net income and capital gains to its shareholders and such distributions will be taxable as such to its shareholders; while shareholders may be proportionately liable for taxes on income and gains of the Trust, shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them; the Trust will inform its shareholders of the amount and nature of such income and gains distributed.

(h) Not applicable.

ITEM 7.  PURCHASE OF SECURITIES BEING OFFERED

(a) Beneficial interests in the Portfolio are issued solely in private placement transactions which do not involve any "public offering" within the meaning of
Section 4(2) of the 1933 Act. See Item 4 above.

     Federated Securities Corp., Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779 serves as the Trust's Placement Agent. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. receives no fee for its services as Placement Agent for the Trust. Federated Securities Corp. is a wholly-owned subsidiary of Federated Investors.

(b - c) The net asset value ("NAV") of shares of the Portfolio is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange ("NYSE"), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Portfolio's portfolio securities that its NAV might be materially affected; (ii) days on which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Any day on which the Portfolio may determine its net asset value, as described above, may hereinafter be referred to as a "Valuation Day."

The Portfolio accepts purchase orders for shares of the Portfolio at the NAV per share of the Portfolio next determined on each Valuation Day. There is no sales charge on the purchase of shares.

Purchase orders for shares of the Portfolio will receive, on any Valuation Day, the net asset value next determined following receipt by Federated Shareholder Services Company, the Trust's transfer agent (the "Transfer Agent") of such order. If the purchase order is received by the Transfer Agent prior to 4:00 p.m. Eastern time and payment in the form of federal funds is received on that day by State Street Bank and Trust Company, as the Trust's custodian (the "Custodian"), the shareholder will receive the dividend declared on that day. If the purchase order is received by the Transfer Agent after 4:00 p.m. (Eastern time), the shareholder will receive the dividend declared on the following day even if the Custodian receives federal funds on that day.

Certificates for shares will not be issued. Each shareholder's account will be maintained by the Transfer Agent.

The NAV per share of the Portfolio is computed by dividing the value of the Portfolio's assets, less all liabilities, by the total number of shares outstanding.

The Trust reserves the right to cease accepting investments in the Portfolio at any time or to reject any investment order.

(d)  There is no minimum required initial or subsequent investment amount.
(e)  Not applicable.
(f)  Not applicable.
(g)  Not applicable.

ITEM 8.  REDEMPTION OR REPURCHASE

(a) Shareholders may redeem shares at the net asset value per share next determined on each Valuation Day. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent. Redemption requests for shares of the Portfolio transmitted to the Transfer Agent prior to 4:00 p.m. Eastern time on each Valuation Day will be redeemed at the net asset value per share next determined and the redemption proceeds normally will be delivered to the shareholder's account on that day; no dividend will be paid on the day of redemption. Redemption requests received by the Transfer Agent after 4:00 p.m. (Eastern time) on each Valuation Day will be redeemed at the net asset value per share next determined and redemption proceeds normally will be delivered to the shareholder's account the following day; shares redeemed in this manner will receive the dividend declared on the day of the redemption. Payments for redemptions will in any event be made within seven calendar days following receipt of the request.

The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. (b) Not applicable. (c) Not applicable. (d) See Item 8(a) above.

ITEM 9.  PENDING LEGAL PROCEEDINGS
    NONE
APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditionsand circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligator's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which couldassist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS

P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH INVESTORS SERVICE, INC., SHORT-TERM DEBT RATINGS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect anassurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment.






                                     PART B.
          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


ITEM 10.  COVER PAGE

High-Yield Bond Portfolio (the "Portfolio") is a diversified, open-end management investment company.

This Part B, dated December 30, 1997, is not a prospectus but contains information in addition to and more detailed than that set forth in Part A, dated December 30, 1997, and should be read in conjunction with Part A. Part A may be obtained by an investor without charge by writing the Trust or calling 1-800-341-7400.

ITEM 11.  TABLE OF CONTENTS

            General Information and History           B-1
            Investment Objective and Policies         B-1
            Investment Restrictions             B-7
            Management of the Trust             B-9
            Control Persons and Principal
             Holders of Securities                    B-14
            Investment Advisory and Other
             Services                           B-14
            Brokerage Allocation and Other
             Practices                          B-15
            Capital Stock and Other Securities        B-17
            Purchase, Redemption, and Pricing
             of Securities being Offered              B-17
            Tax Status                          B-17
            Underwriters                              B-17
            Calculation of Performance Data           B-17
            Financial Statements                      B-17

ITEM 12. GENERAL INFORMATION AND HISTORY

            Not applicable.

ITEM 13. INVESTMENT OBJECTIVE AND POLICIES

(a) Part A contains additional information about the investment objectives and policies and management techniques of the Portfolio. This Part B should only be read in conjunction with Part A of the registration statement.

Except as stated otherwise, all investment policies and restrictions described herein are non-fundamental. Accordingly, the approval of the investors in the Portfolio is not required to change any of the investment policies or management techniques of the Portfolio discussed herein or in Part A of this registration statement, unless otherwise indicated.

TYPES OF INVESTMENTS

The Portfolio endeavors to achieve its objective by investing primarily in a professionally managed, diversified portfolio of fixed income securities. Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income.

    CORPORATE DEBT SECURITIES

    Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

    Equipment lease or trust certificates are secured obligations issued in serial form, usually sold by transportation companies such as railroads or airlines, to finance equipment purchases. The certificate holders own a share of the equipment, which can be resold if the issuer of the certificate defaults. The Portfolio does not currently intend to invest more than 5% of its assets in equipment lease certificates.

    EQUITY SECURITIES

    Generally, less than 10% of the value of the Portfolio's total assets will be invested in equity securities, including common stocks, warrants, or rights. The Portfolio's investment adviser may choose to exceed this 10% limitation if unusual market conditions suggest such investments represent a better opportunity to reach the Portfolio's investment objective.

    TEMPORARY INVESTMENTS

    The Portfolio may also invest in temporary investments for defensive purposes during times of unusual market conditions.

    CERTIFICATES OF DEPOSIT

    The Portfolio may invest in certificates of deposit of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Portfolio ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks, Eurodollar Time Deposits which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks, Canadian Time Deposits which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States, and Yankee Certificates of Deposit which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

CURRENCY RISK

    To the extent that debt securities purchased by the Portfolio are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Portfolio's net asset value, the value of interest earned, gains and losses realized on the sale of securities, and net investment income and capital gains, if any, to be distributed to shareholders by the Portfolio. If the value of a foreign currency rises against the U.S. dollar, the value of the Portfolio assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of Portfolio assets denominated in that currency will decrease.

    The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Portfolio values its assets daily in U.S. dollars, the Portfolio may not convert its holdings of foreign currencies to U.S. dollars daily. When the Portfolio converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.

    The Portfolio may engage in foreign currency exchange transactions in connection with its investments in foreign securities. The Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.

INVESTING IN FOREIGN CURRENCIES

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    The Portfolio may enter into forward foreign currency exchange contracts in order to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Portfolio's investment adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Portfolio's best interest to do so. The Portfolio will not speculate in foreign currency exchange.

    There is no limitation as to the percentage of the Portfolio's assets that may be committed to such contracts.

    The Portfolio does not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when the Portfolio would be obligated to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Portfolio's adviser believes will tend to be closely correlated with the currency with regard to price movements. Generally, the Portfolio does not enter into a forward foreign currency exchange contract with a term longer than one year.

    FOREIGN CURRENCY OPTIONS

    A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation to sell the currency.

    When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

    A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally falls in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Portfolio against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Portfolio were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Portfolio would not have to exercise its put option. Likewise, if the Portfolio were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Portfolio would not have to exercise its call. Instead, the Portfolio could acquire in the spot market the amount of foreign currency needed for settlement.

    SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS

    Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally.

    In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Portfolio's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Portfolio will not purchase or write such options unless and until, in the opinion of the Portfolio's adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

    In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

    Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e. less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

REPURCHASE AGREEMENTS

The Portfolio or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Portfolio might be delayed pending court action. The Portfolio believes that under the regular procedures normally in effect for custody of the Portfolio's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Portfolio and allow retention or disposition of such securities. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Portfolio's adviser to be creditworthy, pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Portfolio may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Portfolio transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Portfolio will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, liquid assets of the Portfolio, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Portfolio. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Portfolio sufficient to make payment for the securities to be purchased are segregated on the Portfolio's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Portfolio does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Portfolio may lend its portfolio securities, up to one-third of the value of its total assets, to broker/dealers, banks, or other institutional borrowers of securities.

The collateral received when the Portfolio lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Portfolio. During the time portfolio securities are on loan, the borrower pays the Portfolio any dividends or interest paid on such securities. Loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or cash equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

      o  the frequency of trades and quotes for the security;

      o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

      o  dealer undertakings to make a market in the security; and

      o  the nature of the security and the nature of the marketplace trades.

(B)   INVESTMENT LIMITATIONS

The following investment limitations cannot be changed without shareholder approval.
    SELLING SHORT AND BUYING ON MARGIN

    The Portfolio will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

    ISSUING SENIOR SECURITIES AND BORROWING MONEY

    The Portfolio will not issue senior securities except that the Portfolio may borrow money directly or through reverse repurchase agreements as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Portfolio to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous, and then only in amounts not in excess of one-third of the value of its total assets; provided that, while borrowings and reverse repurchase agreements outstanding exceed 5% of the Portfolio's total assets, any such borrowings will be repaid before additional investments are made. The Portfolio will not borrow money or engage in reverse repurchase agreements for investment leverage purposes.

    PLEDGING ASSETS

    The Portfolio will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of borrowing.

    CONCENTRATION OF INVESTMENTS

    The Portfolio will not purchase securities if, as a result of such purchase, 25% or more of its total assets would be invested in any one industry. However, the Portfolio may at any time invest 25% or more of its total assets in cash or cash items and securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities.

    INVESTING IN COMMODITIES

    The Portfolio will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

    INVESTING IN REAL ESTATE

    The Portfolio will not purchase or sell real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities secured by real estate or interests in real estate.

    LENDING CASH OR SECURITIES

    The Portfolio will not lend any of its assets, except portfolio securities up to one-third of its total assets. This shall not prevent the Portfolio from purchasing or holding corporate or U.S. government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, entering into repurchase agreements, or engaging in other transactions which are permitted by the Portfolio's investment objective and policies or the Trust's Declaration of Trust.

    UNDERWRITING

    The Portfolio will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

    DIVERSIFICATION OF INVESTMENTS

    With respect to 75% of its total assets, the Portfolio will not purchase the securities of any one issuer (other than cash, cash items, or securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of its total assets would be invested in the securities of that issuer. Also, the Portfolio will not purchase more than 10% of any class of the outstanding voting securities of any one issuer. For these purposes, the Portfolio considers common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

(c) The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.

    RESTRICTED AND ILLIQUID SECURITIES

    The Portfolio will not invest more than 15% of its total assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities not determined by the Trustees to be liquid.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value of total or net assets will not result in a violation of such restriction.

The Portfolio has no present intention to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Portfolio considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

ITEM 14.  MANAGEMENT OF THE TRUST

(a-b) Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Core Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.Mr. Donahue is the father of J. Christopher Donahue, President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

     Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

President

     President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.

(C)  TRUSTEES' COMPENSATION


                           AGGREGATE
NAME ,                     COMPENSATION
POSITION WITH              FROM                 TOTAL COMPENSATION PAID
TRUST                      TRUST*#              FROM FUND COMPLEX +

John F. Donahue            $0                   $0 for the Trust and
Chairman and Trustee                            56 other investment companies
                                                in the Fund Complex

Thomas G. Bigley           $0                   $108,725 for the Trust and
Trustee                                         56 other investment companies
                                                in the Fund Complex

John T. Conroy, Jr.        $0                   $119,615 for the Trust and
Trustee                                         56 other investment companies
                                                in the Fund Complex

William J. Copeland        $0                   $119,615 for the Trust and
Trustee                                         56 other investment companies
                                                in the Fund Complex

J. Christopher Donahue,    $0                   $0 for the Trust and
President and Trustee                           15 other investment companies
                                                in the Fund Complex

James E. Dowd              $0                   $119,615 for the Trust and
Trustee                                         56 other investment companies
                                                in the Fund Complex

Lawrence D. Ellis, M.D.    $0                   $108,725 for the Trust and
Trustee                                         56 other investment companies
                                                in the Fund Complex

Edward L. Flaherty, Jr.    $0                   $119,615 for the Trust and
Trustee                                         56 other investment companies
                                                in the Fund Complex

Peter E. Madden            $0                   $108,725 for the Trust and
Trustee                                         56 other investment companies
                                                in the Fund Complex

John E. Murray, Jr.,       $0                   $108,725 for the Trust and
Trustee                                         56 other investment companies
                                                in the Fund Complex

Wesley W. Posvar           $0                   $108,725 for the Trust and
Trustee                                         56 other investment companies
                                                in the Fund Complex

Marjorie P. Smuts          $0                   $108,725 for the Trust and
Trustee                                         56 other investment companies
                                                in the Fund Complex

*Information is furnished for the fiscal year ended December 31, 1997

#The aggregate compensation is provided for the Trust which is comprised of one portfolio.

+The information is provided for the last calendar year.



ITEM 15.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

(a)  See Item 6(b).

(b) Not applicable.
---------------------------------------------------------------------------

(c) Officers and Trustees own less than 1% of the Trust's outstanding shares.

ITEM 16.  INVESTMENT ADVISORY AND OTHER SERVICES

(a) (i) Federated Research Corp. (the "Adviser"), a Delaware business trust, organized on June 14, 1990, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, which was organized as a Delware corporation on April 11, 1989. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

      (ii)  See Item 14 above.
      (iii) The Trust and the Adviser are parties to an investment advisory agreement dated January 1, 1998 (the "Advisory Agreement"), which provides that the Adviser will not charge an advisory fee.

(b) Pursuant to the Advisory Agreement, investment management decisions for the Portfolio are made by the Adviser subject to the direction by the Trustees. The Adviser continually conducts investment research and supervision for the Portfolio and is responsible for the purchase and sale of portfolio instruments. The Adviser receives no fee for its investment management services.

Under the Advisory Agreement, the Portfolio bears the cost of administrative accounting services, which includes maintaining its financial books and records and calculating its daily net asset value. See Item 16(d).

(c) Not applicable.

(d) Federated Services Company (the "Administrator"), a subsidiary of Federated Investors, provides administrative personnel and services to the Portfolio for a fee as described in Item 5(d). Pursuant to an Administrative Agreement with the Trust, the Administrator supervises the overall administration of the Portfolio. The Administrator provides administrative services, oversees the various services necessary for fund operations, provides general office facilities, and provides sufficient personnel for the Portfolio as are necessary to prepare registration statements, shareholder reports and notices, and proxy solicitation material. .

(e) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is the Custodian of the Portfolio's assets. Ernst & Young LLP, One Oxford Centre, Pittsburgh, Pennsylvania 15219, are the Independent Auditors for the Portfolio.

(i) Federated Shareholder Services Company acts as the Portfolio's transfer agent and receives a fee based on the size, type and number of accounts and transactions made by shareholders.

ITEM 17. BROKERAGE ALLOCATION AND OTHER PRACTICES

(a) Research services provided by brokers and dealers may be used by the investment managers or by their affiliates in advising the Portfolio and other accounts. To the extent that receipt of these services may supplant services for which the investment managers or their affiliates might otherwise have paid, it would tend to reduce their expenses.

The Portfolio's purchase and sales of securities may be principal transactions, that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and, therefore, the Portfolio does not anticipate paying brokerage commissions in such transactions. Any transactions for which the Portfolio pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and the asked price.

Allocations of transactions, including their frequency, to various dealers is determined by the investment managers in their best judgment and in a manner deemed to be in the best interest of the investors in the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

The Advisory Agreement provides that, in executing portfolio transactions and selecting brokers or dealers, the investment managers will seek to obtain the best net price and the most favorable execution. The investment managers shall consider factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

In addition, the Advisory Agreement authorizes the investment managers, to the extent permitted by law and subject to the review of Trust's Trustees, to cause the Portfolio to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the investment managers determine in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the investment managers to the accounts as to which they exercise investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy. Such services might also include reports on global, regional, and country-by-country prospects for economic growth, anticipated levels of inflation, prevailing and expected interest rates, and the outlook for currency relationships.

Supplementary research information so received is in addition to and not in lieu of services required to be performed by the investment managers and does not reduce the investment advisory fees (if any) payable by the Portfolio. Such information may be useful to the investment managers in serving the Portfolio and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the investment managers in carrying out their obligations to the Portfolio.

Investment decisions for the Portfolio will be made independently from those for any other account or investment company that is or may in the future become managed by its investment managers or any of their affiliates. If, however, the Portfolio and other investment companies or accounts managed by the same investment manager are contemporaneously engaged in the purchase or sales of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other investment companies managed by the same investment manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales. Furthermore, in certain circumstances affiliates of the investment managers whose investment portfolios are managed internally, rather than by the investment managers, might seek to purchase or sell the same type of investments at the same time as the Portfolio. Such an event might also adversely affect the Portfolio.

(b) None.

(c) See response to (a).

(d) Not applicable.

(e) Not applicable.

ITEM 18.  CAPITAL STOCK AND OTHER SECURITIES

(a)  See Item 6.


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


(b) Not applicable.

ITEM 19.  PURCHASE, REDEMPTION, AND PRICING OF SECURITIES BEING OFFERED

(a) Beneficial interests in the Portfolio are issued solely in private placement transactions that do not involve any "public offering" within the meaning of
Section 4(2) of the 1933 Act. See Item 4 in Part A of this Registration
Statement.

(b) See Item 7.

(c) Not applicable.

ITEM 20.    TAX STATUS

Also, see Item 6(g).

ITEM 21.    UNDERWRITERS
            Not applicable.

ITEM 22.    CALCULATION OF PERFORMANCE DATA
            Not applicable.

ITEM 23.    FINANCIAL STATEMENTS
(a) Investors of record will receive unaudited semi-annual reports and annual reports audited by the Portfolio's independent auditors.




PART C.    OTHER INFORMATION.

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS:

            (a)   Financial Statements - To be filed by amendment.
            (b)   Exhibits:
                   (1) Conformed copy of of Declaration of Trust of the Registrant +;
                   (2) Copy of By-Laws of the Registrant +; (3) Not applicable;
                   (4) Not applicable; (5) Form of Investment Advisory Contract of the Registrant+; (6) Form of Placement Agent Agreement +;
                   (7) Not applicable; (8) Conformed copy of Custodian Agreement of the
                        Registrant +;
                   (9) Conformed copy of Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement +;
                   (10) Not applicable;
                  (11) Not applicable; (12) Not applicable;
                  (13) Form of Written Assurances from Initial Shareholders +;
                  (14) Not applicable; (15) Not applicable; (16) Not applicable;
                  (17) Not applicable; (18) Not applicable; (19) Conformed Copy of Power of Attorney +.
--------------------------------
+ Exhibits have been filed electronically.

ITEM 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            None

ITEM 26.    NUMBER OF HOLDERS OF SECURITIES:

                                                Number of Record Holders
            Title of Class                      as of December 15, 1997

            Shares of beneficial interest
            (no par value)

            High-Yield Bond Portfolio           Not yet effective

ITEM 27.    INDEMNIFICATION:

            Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 2 of Article XII of Registrant's Declaration of Trust. The Investment Advisory Contract between the Registrant and Federated Research Corp. ("Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees), Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

            Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:
            (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

ITEM 28.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

(a) For a description of the other business of the investment adviser, see the section entitled "Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Management of the Trust." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W.
         Market Street, Georgetown, Delaware  19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    J. Scott Albrecht
                                             Joseph M. Balestrino
                                             Randall S. Bauer
                                             David F. Belton
                                             David A. Briggs
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Sandra L. McInerney
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Todd A. Abraham
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             Michael W. Sirianni
                                             Gregg S. Tenser

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania

ITEM 29.    PRINCIPAL UNDERWRITERS:

      (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                             Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, PA  15237-7000

Federated Shareholder                  Federated Investors Tower
  Services Company                     Pittsburgh, PA 15222-3779
("Transfer Agent and Dividend
Disbursing Agent")

Federated Services Company             Federated Investors Tower
("Administrator")                      Pittsburgh, PA  15222-3779

Federated Research Corp.               Federated Investors Tower
("Adviser")                            Pittsburgh, PA  15222-3779

State Street Bank and Trust Company    P.O. Box 8600
("Custodian")                             Boston, MA 02266-8600

ITEM 31.    MANAGEMENT SERVICES:

Not applicable.

ITEM 32.    UNDERTAKINGS:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each investor to whom a Part A is delivered, a copy of the Registrant's latest annual report, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the Registrant, Federated Core Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of December, 1997.

                              FEDERATED CORE TRUST

                  BY: /s/ S. Elliott Cohan
                  S. Elliott Cohan, Assistant Secretary/Secretary
                  Attorney in Fact for John F. Donahue
                  December 30, 1997